Stock-Based Compensation (Details 4)	Dec. 31, 2016 shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	9,223,114
Reserved for Conversion [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	8,099,568
Common Stock Options Outstanding [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	851,375
Authorized for future grant or issuance under the Stock Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	66,693
Unvested restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Authorized for future grant or issuance under the Stock Plan	205,478